Principal accountant fees and services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographic region
Audit fees	€ 8,629	€ 7,896	€ 7,831
Audit-related fees	59	53	101
Tax fees	830	164	198
Other fees	716	4,703	5,066
Germany
Disclosure of geographic region
Audit fees	1,232	1,060	1,052
Audit-related fees	18	42	17
Tax fees	169
Other fees	€ 110	€ 4,689	€ 5,063